Leases - Annual Payments Based on the Maturities of Leases (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
2020	$ 96
2021	87
2022	87
2023	85
2024	75
Thereafter	296
Total undiscounted lease payments	726
Less present value adjustment	(170)
Operating lease liability	$ 556	$ 321